INVESTMENT SECURITIES - Additional Information (Details)					12 Months Ended
	Jul. 28, 2020 CNY (¥) shares	Jul. 28, 2020 USD ($) shares	Sep. 07, 2018 CNY (¥)	Sep. 07, 2018 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)
Marketable Securities [Line Items]
Cash consideration			¥ 20,587,500	$ 3,000,000
Unrealized gain on disposal of an investment security						¥ 1,456,370	$ 208,098
Unrealized gain on an available-for-sale investment, net of nil income taxes						1,456,370		¥ 1,591,098	$ 230,731
Unrealized gain on an available-for-sale investment, income taxes | ¥					¥ 0	0		0
Losses on change in fair value of warrants						5,268	750	274,829	$ 39,854
Mengmei
Marketable Securities [Line Items]
Number of redeemable convertible preferred shares acquired				9,375,000
Equity interest acquired (as a percent)			8.15%	8.15%
Unrealized gain on an available-for-sale investment, income taxes | ¥						0		¥ 0
Term of warrants										3 years
Equity interest after exercise of warrants										51.00%
Percentage of equity value considered for determining exercise price of warrants										100.00%
Jinxin Fertility Group Company Limited | Shares sale and purchase agreement
Marketable Securities [Line Items]
Cash consideration | ¥	¥ 25,023,165
Unrealized gain on an available-for-sale investment, net of nil income taxes						¥ 4,863,233	$ 694,897
Number of shares sold | shares	9,375,000	9,375,000
Cash consideration		$ 3,580,108
Maximum | Mengmei
Marketable Securities [Line Items]
Exercise price of warrants										$ 200,000,000
Minimum | Mengmei
Marketable Securities [Line Items]
Exercise price of warrants										$ 100,000,000